American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2020

VP Inflation Protection - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 53.3%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,112,193	16,818,175
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,735,978	6,653,030
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	9,673,800	11,012,089
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,502,554	4,511,539
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	5,376,892	6,604,129
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	8,593,488	12,024,123
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	4,931,108	6,870,984
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	23,844,711	26,725,151
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	15,238,561	16,733,988
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	11,843,723	15,207,411
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,735,900	12,283,584
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,177,480	2,647,991
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,046,130	1,289,772
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	205,036	255,271
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	5,749,539	5,936,424
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	12,304,461	12,379,759
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	20,674,720	21,019,204
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	25,595,260	25,830,779
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	15,991,101	16,318,570
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	8,305,452	8,583,248
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,071,650	8,150,012
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,813,269	13,193,025
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	9,307,887	9,707,360
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	668,012	715,366
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	16,085,735	16,722,464
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	24,214,481	24,984,141
TOTAL U.S. TREASURY SECURITIES (Cost $277,838,285)		303,177,589
CORPORATE BONDS — 8.1%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	327,693
Automobiles — 0.2%
Ford Motor Co., 4.35%, 12/8/26	180,000	139,500
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	413,600
General Motors Co., 5.15%, 4/1/38	1,140,000	828,166
		1,381,266
Banks — 1.9%
Bank of America Corp., MTN, 3.30%, 1/11/23	720,000	746,730
Citigroup, Inc., 2.35%, 8/2/21	362,000	361,931
Citigroup, Inc., 4.05%, 7/30/22	760,000	774,603
Citigroup, Inc., VRN, 4.08%, 4/23/29	530,000	563,252
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	251,797
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	529,124
Discover Bank, 3.45%, 7/27/26	450,000	441,003

HSBC Holdings plc, 2.95%, 5/25/21	600,000	603,989
HSBC Holdings plc, 4.30%, 3/8/26	450,000	481,387
HSBC Holdings plc, 4.375%, 11/23/26	400,000	425,703
HSBC Holdings plc, VRN, 4.04%, 3/13/28	470,000	479,361
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	396,693
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,305,363
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	700,000	813,071
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	400,000	378,543
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	821,765
Wells Fargo & Co., 4.125%, 8/15/23	280,000	289,209
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	396,306
Wells Fargo & Co., MTN, 4.10%, 6/3/26	560,000	599,352
		10,659,182
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	7,000	7,091
AbbVie, Inc., 4.45%, 5/14/46	590,000	629,911
Amgen, Inc., 3.625%, 5/22/24	450,000	474,070
Gilead Sciences, Inc., 3.65%, 3/1/26	300,000	327,643
		1,438,715
Capital Markets — 0.5%
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,500,000	1,555,765
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	409,688
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	183,897
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	460,000	451,873
		2,601,223
Chemicals — 0.1%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	297,232
Consumer Finance — 0.2%
Capital One Financial Corp., 3.75%, 3/9/27	670,000	657,455
Discover Financial Services, 3.75%, 3/4/25	300,000	296,890
		954,345
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.05%, 12/15/23	200,000	210,977
AT&T, Inc., 4.45%, 4/1/24	300,000	318,325
AT&T, Inc., 3.80%, 2/15/27	700,000	729,001
AT&T, Inc., 4.80%, 6/15/44	350,000	391,694
AT&T, Inc., 5.15%, 11/15/46	200,000	236,277
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	829,935
Verizon Communications, Inc., 5.01%, 8/21/54	570,000	782,734
		3,498,943
Electric Utilities — 0.5%
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	311,073
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	298,062
Duke Energy Corp., 3.15%, 8/15/27	200,000	197,450
FirstEnergy Corp., 4.85%, 7/15/47	600,000	673,587
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	413,745
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	269,670
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	534,725
		2,698,312

Entertainment†
Walt Disney Co. (The), 4.75%, 9/15/44	150,000	189,080
Equity Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.65%, 2/1/26	150,000	159,947
Kilroy Realty LP, 3.80%, 1/15/23	301,000	306,732
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	471,605
		938,284
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	600,000	591,623
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.70%, 6/6/27	444,000	452,168
Medtronic, Inc., 3.50%, 3/15/25	45,000	48,559
		500,727
Health Care Providers and Services — 0.5%
Aetna, Inc., 2.75%, 11/15/22	406,000	408,951
Cigna Corp., 4.50%, 2/25/26(2)	200,000	216,387
Cigna Corp., 4.90%, 12/15/48	300,000	364,403
CVS Health Corp., 2.75%, 12/1/22	1,159,000	1,168,255
CVS Health Corp., 4.78%, 3/25/38	260,000	286,585
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	533,489
		2,978,070
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	362,451
Insurance — 0.1%
American International Group, Inc., 4.50%, 7/16/44	350,000	359,328
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	146,000	138,813
Prudential Financial, Inc., MTN, VRN, 4.33%, (CPI YoY plus 2.00%), 11/2/20	189,000	190,346
		688,487
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,178,479
Comcast Corp., 4.25%, 10/15/30	1,920,000	2,255,877
Comcast Corp., 6.50%, 11/15/35	556,000	813,822
ViacomCBS, Inc., 4.25%, 9/1/23	840,000	857,929
ViacomCBS, Inc., 3.70%, 6/1/28	250,000	237,483
		5,343,590
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	576,067
Sempra Energy, 3.25%, 6/15/27	350,000	340,942
Sempra Energy, 3.80%, 2/1/38	350,000	329,849
		1,246,858
Oil, Gas and Consumable Fuels — 0.9%
Enbridge, Inc., 3.50%, 6/10/24	190,000	191,859
Enbridge, Inc., 3.70%, 7/15/27	400,000	397,594
Energy Transfer Operating LP, 3.60%, 2/1/23	312,000	277,731
Energy Transfer Operating LP, 5.30%, 4/15/47	770,000	588,645
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	261,624
Hess Corp., 6.00%, 1/15/40	410,000	296,522
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	342,411
MPLX LP, 4.50%, 4/15/38	300,000	235,404
MPLX LP, 5.20%, 3/1/47	400,000	320,611

Petroleos Mexicanos, 3.50%, 1/30/23	331,000	272,660
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	553,878
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	873,598
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	546,143
		5,158,680
Pharmaceuticals — 0.2%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	367,243
Allergan Funding SCS, 4.55%, 3/15/35	430,000	475,316
Bristol-Myers Squibb Co., 3.625%, 5/15/24(2)	150,000	158,784
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	348,510
		1,349,853
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	316,692
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	320,000	332,190
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	314,983
Union Pacific Corp., 2.75%, 4/15/23	150,000	150,376
		1,114,241
Software — 0.1%
Oracle Corp., 2.50%, 10/15/22	200,000	204,813
Oracle Corp., 2.65%, 7/15/26	350,000	359,749
		564,562
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	790,000	842,277
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	400,000	358,007
TOTAL CORPORATE BONDS (Cost $45,538,546)		46,083,701
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Private Sponsor Collateralized Mortgage Obligations — 6.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	66,315	68,064
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	94,852	96,896
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,086,656	1,082,315
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	1,068,165	1,081,862
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	1,552,673	1,596,061
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	1,123,871	1,115,435
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(2)	2,856,560	2,781,581
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	229,943	221,968
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	108,324	106,386
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,400,000	1,354,856
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(2)	1,497,727	1,446,698
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	2,742,079	2,662,599
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(2)	1,068,656	1,041,416
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	876,677	880,599
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.96%, 10/25/29(2)	1,298,224	1,312,608
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,500,000	3,378,543
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	2,887,003	2,959,375
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	1,270,508	1,328,277
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.45%, (1-month LIBOR plus 1.50%), 6/25/57(2)	1,577,992	1,511,876
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	250,122	248,404

Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(2)		340,667	339,732
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)		1,750,000	1,665,664
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)		1,204,565	1,225,002
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)		6,250,000	5,808,186
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.69%, (1-month LIBOR plus 0.74%), 9/25/34		100,533	86,076
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		135,929	131,621
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)		7,769	7,801
			35,539,901
U.S. Government Agency Collateralized Mortgage Obligations — 1.7%
FHLMC, Series 2015-DNA1, Class M3, VRN, 4.25%, (1-month LIBOR plus 3.30%), 10/25/27		3,500,000	3,399,120
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29		5,000,000	5,975,890
			9,375,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,624,461)			44,914,911
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.7%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	1,665,731
Canada — 5.4%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,933,742	1,447,936
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	23,485,091	20,926,646
Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	2,694,996	2,756,085
Canadian Government Real Return Bond, 3.00%, 12/1/36	CAD	5,645,955	5,722,984
			30,853,651
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $36,069,113)			32,519,382
ASSET-BACKED SECURITIES — 5.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		545,600	535,268
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		243,191	241,363
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		1,947,721	1,919,777
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)		2,842,384	2,345,145
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)		2,250,855	2,080,221
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		365,589	357,595
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)		3,600,000	3,640,254
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(2)		6,300,000	6,120,123
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(2)		3,900,000	3,809,252
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)		277,120	275,873
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)		1,264,484	1,258,644
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)		4,985,180	4,526,411
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)		4,000,000	3,826,556
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		1,064,606	1,037,783
TOTAL ASSET-BACKED SECURITIES (Cost $33,621,636)			31,974,265
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47		2,000,000	2,099,649
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47		1,700,000	1,781,570
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48		1,475,000	1,512,475
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49		2,000,000	2,057,717
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49		2,000,000	1,971,132
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49		1,550,000	1,687,118
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49		1,500,000	1,439,032

GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	1,000,000	966,029
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	3,000,000	3,015,346
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,559,543
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,246,299
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,411,479
UBS Commercial Mortgage Trust, Series 2019-C17, Class AS, 3.20%, 10/15/52	4,500,000	4,331,319
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,722,897)		25,078,708
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
FHLMC, 4.50%, 4/1/41	4,538,243	4,977,005
FNMA, 4.50%, 5/1/39	1,930,517	2,126,447
FNMA, 4.00%, 11/1/41	990,164	1,074,731
FNMA, 4.00%, 11/1/41	506,407	549,670
FNMA, 4.00%, 2/1/42	698,837	757,637
FNMA, 4.00%, 2/1/46	7,124,231	7,706,064
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,746,615)		17,191,554
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(2)	2,250,000	2,119,471
CBAM Ltd., Series 2018-5A, Class A, VRN, 2.86%, (3-month LIBOR plus 1.02%), 4/17/31(2)	650,000	613,207
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(2)	2,000,000	1,884,898
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,750,000	1,660,433
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,450,000	2,316,086
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.81%, (3-month LIBOR plus 0.98%), 4/15/31(2)	3,000,000	2,855,821
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 4/18/31(2)	2,300,000	2,143,299
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.89%, (3-month LIBOR plus 1.07%), 10/20/28(2)	1,650,000	1,601,703
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,042,538)		15,194,918
TEMPORARY CASH INVESTMENTS — 7.7%
BNP Paribas SA, 0.03%, 4/1/20(2)(3)	15,000,000	15,000,028
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,461,516	28,461,516
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,461,516)		43,461,544
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $540,665,607)		559,596,572
OTHER ASSETS AND LIABILITIES — 1.6%		9,326,136
TOTAL NET ASSETS — 100.0%		$568,922,708

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,758,131	AUD	2,765,836	UBS AG	6/17/20	$56,520
USD	8,521,607	CAD	12,005,927	Morgan Stanley	6/17/20	(15,771)
USD	5,962,617	CAD	8,433,824	Morgan Stanley	6/17/20	(34,649)
USD	17,406,832	CAD	24,061,290	Morgan Stanley	6/17/20	296,923
						$303,023

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	262	June 2020	$52,400,000	$57,740,297	$877,520

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$23,000,000	$445,962	$(292,228)	$153,734

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	$(547)	$(1,034,074)	$(1,034,621)
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(507)	(659,473)	(659,980)
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(520)	(770,177)	(770,697)
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(529)	(836,768)	(837,297)
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(547)	(614,751)	(615,298)
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(553)	(557,121)	(557,674)
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(498)	(1,568,026)	(1,568,524)
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(548)	(451,175)	(451,723)
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(540)	(454,359)	(454,899)
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(498)	(82,640)	(83,138)
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(535)	(408,958)	(409,493)
					$(5,822)	$(7,437,522)	$(7,443,344)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	$(934,939)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(676,899)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	(206,172)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(878,734)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(215,150)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(498,494)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(404,238)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(910,216)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(967,733)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(512,359)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(6,537,329)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(2,399,487)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	(2,234,785)
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	(962,424)
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	(719,110)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(294,794)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(305,489)
						$(19,658,352)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,257,491.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $99,045,484, which represented 17.4% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	303,177,589	—
Corporate Bonds	—	46,083,701	—
Collateralized Mortgage Obligations	—	44,914,911	—
Sovereign Governments and Agencies	—	32,519,382	—
Asset-Backed Securities	—	31,974,265	—
Commercial Mortgage-Backed Securities	—	25,078,708	—
U.S. Government Agency Mortgage-Backed Securities	—	17,191,554	—
Collateralized Loan Obligations	—	15,194,918	—
Temporary Cash Investments	28,461,516	15,000,028	—
	28,461,516	531,135,056	—
Other Financial Instruments
Futures Contracts	877,520	—	—
Swap Agreements	—	153,734	—
Forward Foreign Currency Exchange Contracts	—	353,443	—
	877,520	507,177	—

Liabilities
Other Financial Instruments
Swap Agreements	—	27,101,696	—
Forward Foreign Currency Exchange Contracts	—	50,420	—
	—	27,152,116	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.